Income Taxes - Additional Information (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Average effective tax rate	[1]
Top of range [member] | Pillar Two Model Rules [member]
Income Taxes [Line Items]
Average effective tax rate		15.00%

[1]	The effective tax rate for the year ended December 31, 2021, 2022 and 2023 is not calculated due to income tax benefit.